GOODWILL AND INTANGIBLE ASSETS, NET - Intangible Assets (Details) - USD ($) $ in Thousands	Apr. 04, 2021	Jan. 03, 2021	Dec. 29, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 734,954	$ 731,224	$ 130,875
Master distribution rights		0	85
Amortizable assets, gross	(17,739)	(8,268)	(20,425)
Accumulated amortization	717,215	722,956	110,450
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, net	1,167,268	1,171,709	184,014
Not subject to amortization
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	434,513	434,513	66,580
Master distribution rights
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	15,540	14,240	2,307
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	671,940	671,150	107,100
Technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	43	43	1,250
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	60,750	57,810	$ 22,610
Master distribution rights
Finite-Lived Intangible Assets [Line Items]
Master distribution rights	$ 2,221	$ 2,221